Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Selling expenses [Abstract]
Transportation	$ 12,985	$ 2,638	$ 864
Selling taxes and other	1,128	1,385	272
Sales and marketing expense	$ 14,113	$ 4,023	$ 1,136